Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock Options; Timing of Certain Equity Awards
We ceased granting stock options in 2007, and there are currently no stock options outstanding. In the year ended December 31, 2025, we did not grant any stock options, stock appreciation rights, or similar awards. We do not currently plan to grant any such awards in the future. Accordingly, we do not have a policy or practice in relation to the timing or the determination of the terms of a grant of options or other similar awards in relation to the disclosure of material non-public information.